Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		123 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash flows used in operating activities:
Net loss	$ (1,205,623)	$ (593,633)	$ (18,640,061)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,711	16,829	383,336
Original debt discount			450,000
Accretion of debt costs and beneficial conversion feature			1,237,263
Stock-based compensation	55,467	14,541	327,031
Common stock issued for services	10,000	44,750	54,750
Convertible debt issued for expenses			90,000
Bad debt expense	(2,282)		14,531
Decrease (increase) in:
Grants and other receivables	27,863	80,322	(32,746)
Prepaid expenses and other assets	(740)		(8,253)
Increase (decrease) in:
Accounts payable and notes payable	80,420	64,268	157,601
Accrued liabilities	5,876	7,679	624,170
Net cash used in operating activities	(1,019,308)	(365,244)	(15,342,378)
Cash flows used in investing activities:
Purchase of property and equipment	(2,363)	(5,628)	(407,691)
Cash flows from financing activities:
Proceeds from issuance of notes payable			5,240,000
Principal payments on notes payable	(15,000)		(90,000)
Issuance of preferred stock for cash			8,661,747
Issuance of common stock for cash	190,000		3,821,137
Proceeds from exercise of common stock options			9,800
Proceeds from exercise of preferred stock warrants			2,233
Net cash provided by financing activities	175,000		17,644,917
Net change in cash	(846,671)	(370,872)	1,894,848
Cash at beginning of the period	2,741,519	422,198
Cash at end of the period	1,894,848		1,894,848
Supplemental disclosure of cash flow information:
Cash paid for interest			5,434
CashFlowNoncashInvestingAndFinancingActivitiesDisclosureAbstract
The Company issued 219,658 shares of common stock in exchange for technology			220
The Company converted $1,050,000 of notes payable and $29,691 of accrued interest to 482,008 shares of Series A2 preferred stock			1,079,691
The Company converted $3,740,000 of notes payable and $370,346 of accrued interest to 1,787,104 shares of Series B preferred stock			4,110,346
The Company issued 19,457 shares of Series B preferred stock in exchange for $44,750 of research and development services provided			44,750
The Company issued $360,000 of convertible bridge notes payable with an original debt discount of $360,000. The discount was accreted as interest expense over the term of the note.			90,000
The Company issued $90,000 in convertible bridge notes payable for professional services provided, with an original debt discount of $90,000. The discount was accreted as interest expense over the term of the note			90,000
The Company converted $900,000 of bridge notes payable and $16,644 of accrued interest to 916,644 shares of common stock.			916,644
The Company converted 250,000 shares of Series A1 preferred stock, 2,022,190 shares of Series A2 preferred stock, and 4,102,654 shares of Series B preferred stock into 13,791,231 shares of common stock.			13,791,231
The Company issued 10,000 shares of common stock in exchange for licensing $10,000 of research and development assets.			10,000
The Company financed certain payables in connection with an agreement for the purchase of services to assist in an Investigational New Drug application to the U.S. Food and Drug Administration.